Expense Example - FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO - FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO - Fidelity SAI Sustainable U.S. Equity Fund - Fidelity SAI Sustainable U.S. Equity Fund
Jul. 30, 2024 USD ($)
Expense Example:
1 year	$ 61
3 years	214
5 years	385
10 years	$ 879